Income Taxes - Schedule of Deferred Tax in Shareholders' Equity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Pension and Other Post-Retirement Benefits	$ 5	$ 5
Private Equity Instruments	(2)	10
Deferred tax relating to items credited (charged) directly to equity	$ 3	$ 15